Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accounts receivable	¥ 2,702,653	$ 415,390	¥ 2,625,703
Less: Allowance for doubtful accounts	(560,465)	(86,142)	(529,120)
Total accounts receivable, net	¥ 2,142,188	$ 329,248	¥ 2,096,583